COMMITMENTS AND CONTINGENCIES - Schedule of Amount, Timing and Uncertainty of Cash Flows from Operating Lease (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
2024	$ 400
2024/2025	1,664	$ 1,600
2025/2026	1,731	1,665
2026		1,731
Total undiscounted operating lease payments	3,795	4,996
Less: Imputed interest	(489)	(912)
Present value of operating lease payments	$ 3,306	$ 4,084